Investment Objectives and Goals - AMERICAN MUTUAL FUND	Dec. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American Mutual Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.